Leases - Summary (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) lease	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) lease	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases
Number of finance leases | lease	0		0		0
Number of operating leases | lease	1		1		1
Lessee, Operating Lease, Existence of Option to Extend [true false]			true		true
Renewal term	5 years		5 years		5 years
Operating lease expense | $	$ 89,000	$ 90,000	$ 267,000	$ 271,000	$ 355,000	$ 180,000
Operating lease expense information:
Cash paid for amounts included in measurement of lease liabilities | $			$ 235,000	$ 132,000	$ 175,000	$ 131,000	$ 184,000
Weighted-average remaining lease term (years)	1 year 6 months		1 year 6 months		2 years 3 months
Weighted-average discount rate	11.80%		11.80%		11.80%